Schedule III Summary of Activity in Real Estate Facilities (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Real estate facilities
Real estate facilities, Balance at beginning of year	$ 1,173,825,368	$ 820,296,026
Facility acquisitions		351,070,238
Impact of foreign exchange rate changes	(4,145,778)	6,582,603	$ (11,915,703)
Improvements and additions	7,155,135	7,565,494	2,532,252
Asset disposals		(11,688,993)
Real estate facilities, Balance at end of year	1,191,037,320	1,173,825,368	820,296,026
Accumulated depreciation
Accumulated depreciation, beginning balance	(83,692,491)	(54,264,685)	(34,686,973)
Asset disposals		202,416
Depreciation expense	(23,136,367)	(29,188,668)	(20,134,068)
Impact of foreign exchange rate changes	272,635	(441,554)	556,356
Accumulated depreciation, ending balance	(106,556,223)	(83,692,491)	(54,264,685)
Construction in process
Construction in process, Balance at beginning of year	12,237,722	130,383
Net additions and assets placed into service		12,107,339
Construction in process, Balance at end of year	1,591,793	12,237,722	130,383
Real estate facilities, net	$ 1,086,072,890	$ 1,102,370,599	$ 766,161,724